STOCKHOLDERS EQUITY (DEFICIT) - Vallon - 10-K - Schedule of Warrants Outstanding to Purchase Common Stock (Details) - $ / shares	Dec. 31, 2022	Jul. 31, 2022	May 17, 2022
Class of Stock [Line Items]
Exercise Price per Share (in usd per share)		$ 0.01	$ 28.146
Warrants Expiring In 2026 | Vallon Pharmaceuticals, Inc.
Class of Stock [Line Items]
Number of Shares (in shares)	3,758
Exercise Price per Share (in usd per share)	$ 300.00
Warrants Expiring In 2027 | Vallon Pharmaceuticals, Inc.
Class of Stock [Line Items]
Number of Shares (in shares)	24,666
Exercise Price per Share (in usd per share)	$ 28.146